FINANCIAL INSTRUMENTS - impact on income before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Increase in revenue	$ 34,392	$ 23,364
Increase in fair value adjustments loss on financial instruments	(35,915)
Total	$ (1,523)	$ 23,364